Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 585.8	$ 707.3
Restricted cash	125.2	43.8
Accounts receivable, net	202.9	296.0
Inventories	321.8	214.6
Solar energy systems held for development and sale, including consolidated variable interest entities of $0 and $151.8 at December 31, 2011 and 2010, respectively	373.0	237.5
Prepaid and other current assets	277.2	238.1
Total current assets	1,885.9	1,737.3
Investments	54.5	110.3
Property, plant and equipment, net:
Semiconductor and Solar Materials	1,253.7	1,465.9
Solar energy systems, including consolidated variable interest entities of $55.3 and $56.2 at December 31, 2011 and 2010, respectively	1,139.4	567.6
Deferred tax assets, net	44.8	139.3
Restricted cash	37.5	18.7
Other assets	316.6	177.6
Goodwill	0	342.7
Intangible assets, net	149.2	52.5
Total assets	4,881.6	4,611.9
Current liabilities:
Current portion of long-term debt and capital lease obligations	3.7	6.4
Short-term solar energy system debt and current portion of solar energy system debt, financings and capital leaseback obligations, including consolidated variable interest entities of $5.6 and $28.8 at December 31, 2011 and 2010, respectively	144.2	65.7
Accounts payable	694.6	745.5
Accrued liabilities	409.0	258.4
Contingent consideration related to acquisitions	71.6	106.4
Deferred revenue for solar energy systems	41.4	8.8
Customer and other deposits	72.4	92.9
Total current liabilities	1,436.9	1,284.1
Long-term debt and capital lease obligations, less current portion	567.7	20.5
Long-term solar energy system debt, financings and capital leaseback obligations, less current portion, including consolidated variable interest entities of $57.0 and $107.2 at December 31, 2011 and 2010, respectively	1,211.2	590.1
Pension and post-employment liabilities	69.4	54.1
Customer and other deposits	276.8	116.2
Deferred revenue for solar energy systems	157.4	75.0
Semiconductor Materials and Solar Materials deferred revenue	51.2	115.2
Other liabilities	326.1	61.1
Total liabilities	4,096.7	2,316.3
Stockholders' equity:
Preferred stock, $.01 par value, 50.0 shares authorized, none issued or outstanding at December 31, 2011 or 2010	0	0
Common stock, $.01 par value, 300.0 shares authorized, 241.3 and 237.9 issued at December 31, 2011 and 2010, respectively	2.4	2.4
Additional paid-in capital	621.7	557.9
Retained earnings	577.5	2,113.5
Accumulated other comprehensive (loss) income	(3.9)	34.1
Treasury stock, 10.5 and 10.0 shares at December 31, 2011 and 2010, respectively	(459.8)	(456.2)
Total MEMC stockholders' equity	737.9	2,251.7
Noncontrolling interests	47.0	43.9
Total stockholders' equity	784.9	2,295.6
Total liabilities and stockholders' equity	$ 4,881.6	$ 4,611.9